Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Receivables

As at December 31		2024	2023
Receivables from customers	Segment
Third parties	Retail (Nutrien Financial) [1]	2,937	2,943
	Retail	1,211	1,097
	Potash, Nitrogen, Phosphate	532	577
Related party – Canpotex	Potash (Note 26)	122	162
Less allowance for expected credit losses of receivables from customers		(167)	(111)
		4,635	4,668
Rebates		239	198
Income taxes (Note 10)		245	295
Other receivables		271	237
		5,390	5,398

1  Includes $2,531 million of very low risk of default and $406 million of low risk of default (2023 – $2,578 million of very low risk of default and $365 million of low risk of default).